Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Concentrate freight	98,933	126,670	131,528
Commissions	5,588	6,048	6,029
Cathode freight	1,890	1,831	1,665
Other	3,072	2,459	2,447

	109,483	137,008	141,669